Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dreamstart [Member] | Purchase Of Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0	$ 0	$ 454,845
Lu&co [Member] | Purchase Of Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	0	10,675
Acorn Composite [Member] | Purchase Of Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	0	924,757
Account payable - IS seafood [Member] | Purchase Of Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	495,276	2,656	22,810
Dragon Law [Member] | Purchase Of Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	0	2,785
URBN Hotels [Member] | Sale Of Goods [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,577	3,949	2,820
Jia He Hotel [Member] | Sale Of Goods [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	7,937	4,874	2,513
Cachet Hotel [Member] | Sale Of Goods [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0	$ 619	$ 1,307